Taxation - Summary of Movements of Deferred Income Tax Assets (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning balance	¥ 192
Ending balance	303	¥ 192
Deferred Tax Assets
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning balance	200	131
Credited/(charged) to income statement	108	69
Ending balance	308	200
Prepayment and Other Investments | Deferred Tax Assets
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning balance	61	39
Credited/(charged) to income statement	44	22
Ending balance	105	61
Deferred Revenue | Deferred Tax Assets
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning balance	46	30
Credited/(charged) to income statement	9	16
Ending balance	55	46
Accruals | Deferred Tax Assets
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning balance	74	40
Credited/(charged) to income statement	62	34
Ending balance	136	74
Deemed Distribution | Deferred Tax Assets
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning balance	13	19
Credited/(charged) to income statement	(5)	(6)
Ending balance	8	13
Others | Deferred Tax Assets
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning balance	6	3
Credited/(charged) to income statement	(2)	3
Ending balance	¥ 4	¥ 6